Oil and Gas Properties (Summary of Acquisition Date Fair Value of Assets Acquired and Liabilities Assumed) (Details) (Armada Oil And Gas [Member], USD $)	Mar. 30, 2012
Armada Oil And Gas [Member]
Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$ 378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Net Acquisition Date Assets Acquired and Liabilities Assumed	$ 24,387,356